Average Annual Total Returns{- Fidelity Diversified International K6 Fund} - 10.31 Fidelity Diversified International K6 Fund PRO-05 - Fidelity Diversified International K6 Fund	Fidelity Diversified International K6 Fund Return Before Taxes Past 1 year	Fidelity Diversified International K6 Fund Return Before Taxes Since Inception		MS001 Past 1 year	MS001 Since Inception
Total	19.40%	10.36%	[1]	8.02%	6.42%	[1]

[1]	(a)From May 25, 2017